Retirement obligations - Disclosure of Commitments for Retirement Benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Retirement Obligation [Abstract]
Provisions of retirement benefits at beginning of period	€ 323	€ 270
Cost of services	65	65	€ 75
Interests / discounting costs	11	10
Expense for the period	76	75
Gains or losses related to experience	48	(13)
Gains or losses related to change in demographic assumptions	0	(30)
Gains or losses related to change in financial assumptions	(16)	21
Actuarial gains or losses recognized in other comprehensive income	33	(22)
Provisions of retirement benefits at end of period	€ 432	€ 323	€ 270